Financial instruments - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Net proceeds of convertible notes			$ 311,600,000
Convertible notes - Capped call transaction costs			44,352,000
Convertible notes - Prepaid forward contract costs			$ 73,717,000
Annual interest rate on convertible notes			3.25%
Convertible notes - Initial conversion rate - Number of shares			59.4919
Convertible notes - Initial conversion rate			$ 1,000
Conversion Price - Convertible notes	$ 16.81		$ 16.81
Conversion option - % of conversion price			130.00%
Trading days for conversion option			20
Conversion option - Number of consecutive days of circumstances for option to be convertible			30 days
Conversion option - Consecutive days for options to be met			10 days
Conversion option criteria			98.00%
Convertible notes - Redemption price			100.00%
Convertible note - Effective interest rate			9.85%
Other transaction costs	$ 0	$ 0	$ 1,452,000	$ 0
Capped Call Transactions - initial cap price			$ 25.86
Last reported sale price on 3 December 2024			$ 12.93
Prepaid forward shares			5,700,000
Unrealized gain/(loss) on financial instruments	$ 6,200,000	$ (1,091,000)	$ 19,100,000	$ (1,349,000)
Initial convertible notes issuance			$ 440,000,000